Deposits - Summary of Deposits (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 372,023,918	$ 313,811,825	₩ 338,580,220
Demand deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	180,560,022		162,155,728
Time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	171,392,962		159,481,736
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	15,955,246		14,473,832
Demand deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	196,515,268		176,629,560
Time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	15,594,718		10,043,679
Time Deposits In Korean Won
Disclosure Of Deposits From Customers [Line Items]
Deposits	155,799,563		149,435,968
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(1,319)		2,089
Time deposits in foreign currencies net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	15,593,399		10,045,768
Certificates of deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 4,115,688		₩ 2,468,924